Other operating expenses	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Other operational expenses [Line Items]
Other operating expenses and revenues

17.  Other operating expenses and revenues

Other operating expenses are made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)
SAP S/4HANA deployment	28,199	—	—
Exploration expenses	15,916	11,822	9,179
Optimization and prefeasibility/feasibility studies	14,586	6,585	1,401
Net cost of asset retirements and/or disposals	3,371	370	138
Royalty non-income tax	769	2,069	4,488
Miscellaneous penalties	558	—	—
Tax contingencies	108	2,823	258
Impairment of assets	21	19	3,546
Cancellation of projects	—	—	2,164
Penalties of income tax payments on account (a)	—	—	70,045

	63,528	23,688	91,219
(a)	Corresponded to penalties related to payments on account of income tax from 2006 to 2015 as a result of unfavorable tax rulings issued by the Supreme Court.

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)
Recovery of penalties for mining concessions	5,400	—	—
Other tax revenues (a)	1,110	—	3,406
Reversal of Supplemental fund retirement deferred (see note 2(p))	—	5,414	—
	6,510	5,414	3,406
(a)	For 2023 year corresponded to changes in estimations from legal advisors in relation to tax positions associated with VAT and non-domiciled income tax for the year 2007.